Summary of Significant Accounting Policies (Lease) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amount of right-of-use asset expected to be recorded after adoption of ASU 2016-02	$ 5,207	$ 4,998
Amount of lease liability expected to be recorded after adoption of ASU 2016-02	$ 5,141	$ 4,962
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Liabilities	Liabilities	Liabilities
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amount of right-of-use asset expected to be recorded after adoption of ASU 2016-02			$ 7,400
Amount of lease liability expected to be recorded after adoption of ASU 2016-02			6,700
Amount of right-of-use asset on assets held for sale expected to be recorded after adoption of ASU 2016-02			17,900
Amount of lease liability on liabilities held for sale expected to be recorded of ASU 2016-02			$ 16,200